Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

6Intangible assets

The changes in the carrying value of the intangible assets can be presented as follows for the years 2022, 2021 and 2020:

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Acquisition value
At January 1, 2020	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	—	3,168	6,618
Acquisition of a subsidiary	—	—	7,931	86	8,017
Disposals	(226)	(2,227)	—	(68)	(2,521)
Transfer between accounts	75	47	—	(180)	(58)
Currency translation	(1)	(65)	(1,128)	—	(1,194)
Other	—	—	—	—	—
At December 31, 2020	4,662	11,494	35,484	4,658	56,298
Additions	660	70	—	3,058	3,788
Acquisition of a subsidiary	—	—	—	—	—
Disposals	(153)	(23)	—	(65)	(242)
Transfer between accounts	272	162	2	(496)	(60)
Currency translation	1	6	386	—	393
Other	—	—	—	—	—
At December 31, 2021	5,442	11,709	35,872	7,155	60,177
Additions	362	184	—	2,619	3,165
Acquisition of a subsidiary	1,241	—	8,613	—	9,855
Disposals	(267)	(1,142)	—	—	(1,409)
Transfer between accounts	137	1,908	—	(1,248)	797
Currency translation	(1)	20	(54)	1	(33)
Other	—	—	—	—	—
At December 31, 2022	6,915	12,679	44,431	8,527	72,552

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Amortization & Impairments
At January 1, 2020	(2,798)	(7,740)	(7,503)	—	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	—	(4,709)
Impairments	—	—	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	—	(22)	2,308
Transfer between accounts	—	109	—	—	109
Currency translation	1	14	240	—	255
Other	—	—	—	—	—
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)
Amortization charge for the year	(392)	(1,831)	(2,523)	—	(4,746)
Impairments	—	(231)	—	—	(231)
Disposals	107	23	—	—	131
Transfer between accounts	(1)	(33)	(0)	22	(12)
Currency translation	(1)	(5)	(287)	—	(293)
Other	—	(41)	—	—	(41)
At December 31, 2021	(3,337)	(9,839)	(13,244)	(2,090)	(28,510)
Amortization charge for the year	(1,729)	(1,416)	(3,780)	—	(6,926)
Impairments	(29)	(672)	—	—	(702)
Disposals	267	1,142	—	—	1,408
Transfer between accounts	—	—	—	—	—
Currency translation	—	(15)	67	—	52
Other	—	—	—	—	—
At December 31, 2022	(4,829)	(10,799)	(16,957)	(2,090)	(34,676)

Net carrying value
At December 31, 2022	2,086	1,879	27,474	6,437	37,875
At December 31, 2021	2,105	1,869	22,628	5,065	31,668
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At January 1, 2020	1,638	2,927	21,178	1,652	27,395

Patent and licenses include only the directly attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use and in-house developed technology. The remaining amortization period is 1.3 years for the main software purchases and 2.6 years for the main patents and licenses.

The ‘Acquired customers, technology and other intangibles’ have been recognized as part of the acquisition of Materialise Motion, Engimplan, ACTech, E-Prototypy, OrthoView, Cenat, Link3D and Identify3D (see Note 4). At December 31, 2022, the remaining amortization period for the acquired customers is 12.83 years for Materialise Motion, 6.58 years for Engimplan, 14.75 years for ACTech, 1.75 years for OrthoView, fully amortized for E-Prototypy and 2.25 years for Cenat . At December 31, 2022, the remaining amortization period for the acquired technology and contracts is 4.83 years for Materialise Motion, 6.00 years for Link3D and 6.67 years for Identify3D.

The net book value of developed technology and software under construction at December 31, 2022 relates primarily to the internal digitalization program.

The total amortization charge for 2022 is K€6,926 (2021: K€4,746; 2020: K€4,709). The amortization of intangible assets from business combinations is mainly included in the line net operating income of the consolidated income statement.